Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000007287 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007287 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007287 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007287 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007287 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007287 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007287 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007287 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007287 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007287 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.90%
C000007287 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007287 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.40%
C000007287 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.30%
C000007287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000007287 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007288 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007288 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007288 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007288 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007288 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007288 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007288 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007288 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007288 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007288 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.90%
C000007288 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007288 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.40%
C000007288 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.30%
C000007288 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007288 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000007288 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007241 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007241 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007241 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000007241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007241 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007241 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007241 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007242 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007242 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007242 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000007242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007242 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007242 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007242 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007247 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007247 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007247 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007247 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007247 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007247 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007247 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000007247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007247 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007247 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007248 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007248 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007248 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007248 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007248 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007248 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007248 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000007248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007248 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007248 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007248 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007237 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007237 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007237 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007237 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007237 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.50%
C000007237 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007237 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007237 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000007237 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007238 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007238 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007238 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007238 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007238 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007238 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007238 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007238 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.50%
C000007238 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007238 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007238 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007238 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007238 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000007238 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007243 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007243 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007243 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007243 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007243 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007243 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007243 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007243 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007243 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007243 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007243 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000007243 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007243 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007243 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007243 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007243 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007243 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007243 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.00%
C000007243 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007243 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007243 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000007244 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007244 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007244 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007244 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007244 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007244 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007244 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007244 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007244 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007244 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007244 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000007244 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007244 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007244 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007244 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007244 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007244 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007244 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.00%
C000007244 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007244 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007244 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000007261 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007261 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007261 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007261 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007261 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007261 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007261 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007261 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007261 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007261 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007261 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007261 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007261 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007261 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000007261 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007261 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007261 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007261 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007261 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007261 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007261 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007262 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007262 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007262 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007262 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007262 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007262 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007262 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007262 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007262 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007262 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007262 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007262 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007262 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000007262 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007262 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007262 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007262 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007262 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007262 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007271 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007271 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007271 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007271 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007271 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007271 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007271 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000007271 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000007271 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000007271 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000007271 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
C000007272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007272 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007272 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007272 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007272 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007272 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007272 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007272 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000007272 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000007272 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000007272 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000007272 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
C000007267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007267 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007267 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000007267 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007267 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000007267 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007268 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007268 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007268 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000007268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000007268 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007285 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000007285 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007285 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007285 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007285 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007285 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007285 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007285 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007285 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007285 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007285 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007285 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000007285 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000007285 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007285 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007285 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.80%
C000007285 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007285 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007285 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007285 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007285 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007285 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000007286 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000007286 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007286 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007286 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007286 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007286 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007286 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007286 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007286 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007286 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007286 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007286 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000007286 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000007286 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007286 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007286 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.80%
C000007286 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007286 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007286 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007286 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007286 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000007291 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[1]
C000007291 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	2.20%	[1]
C000007291 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(6.80%)	[3]
Percent of Net Short Exposure	(4.20%)	[1]
C000007291 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
Percent of Total Long Exposure	3.90%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	7.70%	[1]
C000007291 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[2]
Percent of Total Long Exposure	47.10%	[3]
Percent of Total Short Exposure	(14.10%)	[3]
Percent of Net Long Exposure	68.70%	[1]
C000007291 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.70%	[1],[4]
C000007291 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[2]
Percent of Total Long Exposure	0.30%	[3]
Percent of Total Short Exposure	(3.50%)	[3]
Percent of Net Long Exposure	8.30%	[1]
C000007291 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	10.40%	[1]
C000007291 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
Percent of Total Long Exposure	8.80%	[3]
Percent of Total Short Exposure	(7.10%)	[3]
Percent of Net Long Exposure	3.80%	[1]
C000007291 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(3.50%)	[3]
Percent of Net Long Exposure	3.20%	[1]
C000007291 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
Percent of Total Long Exposure	3.20%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	5.60%	[1]
C000007291 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(2.70%)	[3]
Percent of Net Long Exposure	4.90%	[1]
C000007291 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(0.10%)	[3]
Percent of Net Long Exposure	4.20%	[1]
C000007291 [Member] | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[2]
Percent of Total Long Exposure	54.20%	[3]
Percent of Total Short Exposure	(23.70%)	[3]
Percent of Net Long Exposure	99.50%	[1]
C000007291 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
Percent of Total Long Exposure	7.40%	[3]
Percent of Total Short Exposure	(0.20%)	[3]
Percent of Net Long Exposure	14.10%	[1]
C000007291 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
Percent of Total Long Exposure	3.20%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	4.20%	[1]
C000007291 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
Percent of Total Long Exposure	1.20%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	3.80%	[1]
C000007291 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(2.60%)	[3]
Percent of Net Long Exposure	0.30%	[1]
C000007291 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Percent of Total Long Exposure	2.70%	[3]
Percent of Total Short Exposure	(3.40%)	[3]
Percent of Net Short Exposure	(0.10%)	[1]
C000007291 [Member] | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[2]
Percent of Total Long Exposure	23.60%	[3]
Percent of Total Short Exposure	(20.30%)	[3]
Percent of Net Long Exposure	37.60%	[1]
C000007291 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.70%	[1]
C000007291 [Member] | Non U S One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.30%	[1]
C000007291 [Member] | Total Real Estate related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	1.00%	[1]
C000007291 [Member] | Fixed Income Inflation adjusted U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.50%	[1]
C000007291 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(41.30%)	[1],[5]
C000007292 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[6]
C000007292 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	2.20%	[6]
C000007292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(6.80%)	[8]
Percent of Net Long Exposure	2.60%	[7]
Percent of Net Short Exposure	(4.20%)	[6]
C000007292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
Percent of Total Long Exposure	3.90%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	7.70%	[6]
C000007292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[7]
Percent of Total Long Exposure	47.10%	[8]
Percent of Total Short Exposure	(14.10%)	[8]
Percent of Net Long Exposure	68.70%	[6]
C000007292 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.70%	[6],[9]
C000007292 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[7]
Percent of Total Long Exposure	0.30%	[8]
Percent of Total Short Exposure	(3.50%)	[8]
Percent of Net Long Exposure	8.30%	[6]
C000007292 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	10.40%	[6]
C000007292 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
Percent of Total Long Exposure	8.80%	[8]
Percent of Total Short Exposure	(7.10%)	[8]
Percent of Net Long Exposure	3.80%	[6]
C000007292 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(3.50%)	[8]
Percent of Net Long Exposure	3.20%	[6]
C000007292 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
Percent of Total Long Exposure	3.20%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	5.60%	[6]
C000007292 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(2.70%)	[8]
Percent of Net Long Exposure	4.90%	[6]
C000007292 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(0.10%)	[8]
Percent of Net Long Exposure	4.20%	[6]
C000007292 [Member] | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[7]
Percent of Total Long Exposure	54.20%	[8]
Percent of Total Short Exposure	(23.70%)	[8]
Percent of Net Long Exposure	99.50%	[6]
C000007292 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
Percent of Total Long Exposure	7.40%	[8]
Percent of Total Short Exposure	(0.20%)	[8]
Percent of Net Long Exposure	14.10%	[6]
C000007292 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
Percent of Total Long Exposure	3.20%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	4.20%	[6]
C000007292 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
Percent of Total Long Exposure	1.20%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	3.80%	[6]
C000007292 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(2.60%)	[8]
Percent of Net Long Exposure	0.30%	[6]
C000007292 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
Percent of Total Long Exposure	2.70%	[8]
Percent of Total Short Exposure	(3.40%)	[8]
Percent of Net Short Exposure	(0.10%)	[6]
C000007292 [Member] | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[7]
Percent of Total Long Exposure	23.60%	[8]
Percent of Total Short Exposure	(20.30%)	[8]
Percent of Net Long Exposure	37.60%	[6]
C000007292 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.70%	[6]
C000007292 [Member] | Non U S One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.30%	[6]
C000007292 [Member] | Total Real Estate related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	1.00%	[6]
C000007292 [Member] | Fixed Income Inflation adjusted U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.50%	[6]
C000007292 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(41.30%)	[6],[10]
C000007239 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007239 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.90%
C000007239 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000007239 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%
C000007240 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007240 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.90%
C000007240 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007240 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000007240 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%
C000007245 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007245 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007245 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007245 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007245 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007245 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007245 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007245 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007245 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000007245 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007245 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007245 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007245 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000007245 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007245 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007245 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007245 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007245 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007245 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000007246 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007246 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007246 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007246 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007246 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007246 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007246 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007246 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007246 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000007246 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007246 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007246 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007246 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000007246 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007246 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007246 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007246 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007246 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007246 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000007255 [Member] | Zero Seven Days [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000007255 [Member] | Eight Twenty nine Days [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000007255 [Member] | Thirty Fifty nine Days [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000007255 [Member] | Sixty Eighty nine Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007255 [Member] | Ninety Three Sixty Five Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007255 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%
C000007255 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000007255 [Member] | Repurchase Agreements collateralized by U S Treasury and U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000007255 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000007256 [Member] | Zero Seven Days [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000007256 [Member] | Eight Twenty nine Days [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000007256 [Member] | Thirty Fifty nine Days [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000007256 [Member] | Sixty Eighty nine Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007256 [Member] | Ninety Three Sixty Five Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007256 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%
C000007256 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000007256 [Member] | Repurchase Agreements collateralized by U S Treasury and U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000007256 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000007249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007249 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007249 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007249 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007249 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007249 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007249 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007249 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007249 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007249 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007249 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007249 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007249 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007249 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000007249 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007249 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007249 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000007249 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007250 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007250 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007250 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007250 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007250 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007250 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007250 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000007250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007250 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000007250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007263 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007263 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007263 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007263 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007263 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007263 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007263 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007263 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007263 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007263 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007263 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007263 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007263 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007263 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007263 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000007263 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007263 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007263 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007263 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007263 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007263 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000007264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007264 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007264 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007264 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007264 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007264 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007264 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007264 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007264 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007264 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007264 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007264 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007264 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000007264 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007264 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007264 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007264 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000007281 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007281 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007281 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007281 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007281 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007281 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007281 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007281 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007281 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007281 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007281 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000007281 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000007281 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007281 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007281 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007281 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007281 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000007282 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007282 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007282 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007282 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007282 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007282 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007282 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007282 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007282 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007282 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007282 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007282 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007282 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007282 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000007282 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000007282 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007282 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007282 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007282 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007282 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007282 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000007289 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007289 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007289 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007289 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007289 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007289 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007289 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007289 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007289 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007289 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007289 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007289 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007289 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007289 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.30%
C000007289 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007289 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007289 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007289 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007289 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007289 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000007290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007290 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007290 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007290 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007290 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007290 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007290 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007290 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007290 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007290 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007290 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.30%
C000007290 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007290 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007290 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007290 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007290 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007290 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[3]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[4]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[5]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[8]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[9]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[10]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.